ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

March 24, 2022

Jessica L. Reece
T +1 617 235 4636
VIA EDGAR	Jessica.Reece@ropesgray.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Voya Variable Portfolios, Inc. (on behalf of Voya International Index Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Variable Portfolios, Inc. ("Registrant"). This Form N-14 is being filed in connection with a reorganization in which Voya International Index Portfolio, a series of the Registrant, will acquire all of the assets of VY(R) T. Rowe Price International Stock Portfolio, a series of Voya Investors Trust, in exchange for shares of Voya International Index Portfolio and the assumption by Voya International Index Portfolio of the liabilities of VY(R) T. Rowe Price International Stock Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 617-235-4636.

Very truly yours,

/s/ Jessica L. Reece

Jessica L. Reece